Annual Total Returns [BarChart] - ClearBridge Small Cap Growth Fund - Class A	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	0.52%
Annual Return 2012	18.89%
Annual Return 2013	45.05%
Annual Return 2014	3.29%
Annual Return 2015	(4.83%)
Annual Return 2016	5.76%
Annual Return 2017	24.95%
Annual Return 2018	4.17%
Annual Return 2019	25.22%
Annual Return 2020	43.45%